RECLAMATION AND REMEDIATION LIABILITIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 15, 2020
Reclamation And Remediation Liabilities [Abstract]
Discount rate, Description	increased from 1.90% to 3.97%	increased from 1.65% to 1.90%
Inflation rates, Description	0% for 2023, as short-term inflation had already been factored in the 2023 cost estimates, 2.5% for 2024 and 2.0% for the following years.	0% for 2022, as short-term inflation had already been factored in the 2022 cost estimates, and 2.3% for the following years.
Market risk premium, Description		0% market risk premium for 2022, 2.5% for 2023 and 2024, and 5% for the following years
Current reclamation and remediation liability	$ 1,623,564	$ 1,875,298
Reclamation spending	1,084,475	1,585,396
Reclamation and remediation bonds	$ 3,650,229	$ 3,625,229
Percentage of management fee	2.50%
Cash collateral requirement percentage		50.00%	0.00%